FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015
Assets [Abstract]
Interest bearing deposits - time		$ 5,591		$ 11,866
Trading securities		410		148
Securities available for sale		610,616		585,484
Federal Home Loan Bank and Federal Reserve Bank Stock		15,543		15,471
Liabilities [Abstract]
Deposits with stated maturity		485,118
Other borrowings		9,433		11,954
Subordinated debentures		35,569		35,569
Payment plan receivables and commercial loans held for sale		31,400
Reciprocal deposits included in deposits with no stated maturity		7,400		11,800
Reciprocal deposits included in deposits with stated maturity		31,300		38,400
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks		35,238		54,260
Interest bearing deposits		47,956		31,523
Interest bearing deposits - time		5,591		11,866
Trading securities		410		148
Securities available for sale		610,616		585,484
Federal Home Loan Bank and Federal Reserve Bank Stock		15,543		15,471
Net loans and loans held for sale		1,655,335	[1]	1,520,346
Accrued interest receivable		7,316		6,565
Derivative financial instruments		2,251		1,238
Liabilities [Abstract]
Deposits with no stated maturity	[2]	1,740,601		1,659,743
Deposits with stated maturity	[2]	485,118		426,220
Other borrowings		9,433		11,954
Subordinated debentures		35,569		35,569
Accrued interest payable		932		466
Derivative financial instruments		975		619
Fair Value [Member]
Assets [Abstract]
Cash and due from banks		35,238		54,260
Interest bearing deposits		47,956		31,523
Interest bearing deposits - time		5,611		11,858
Trading securities		410		148
Securities available for sale		610,616		585,484
Net loans and loans held for sale		1,629,587	[1]	1,472,613
Accrued interest receivable		7,316		6,565
Derivative financial instruments		2,251		1,238
Liabilities [Abstract]
Deposits with no stated maturity	[2]	1,740,601		1,659,743
Deposits with stated maturity	[2]	483,469		423,776
Other borrowings		10,371		13,448
Subordinated debentures		25,017		23,069
Accrued interest payable		932		466
Derivative financial instruments		975		619
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks		35,238		54,260
Interest bearing deposits		47,956		31,523
Interest bearing deposits - time		0		0
Trading securities		410		148
Securities available for sale		0		0
Net loans and loans held for sale		0	[1]	0
Accrued interest receivable		5		5
Derivative financial instruments		0		0
Liabilities [Abstract]
Deposits with no stated maturity	[2]	1,740,601		1,659,743
Deposits with stated maturity	[2]	0		0
Other borrowings		0		0
Subordinated debentures		0		0
Accrued interest payable		21		21
Derivative financial instruments		0		0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks		0		0
Interest bearing deposits		0		0
Interest bearing deposits - time		5,611		11,858
Trading securities		0		0
Securities available for sale		610,616		585,484
Net loans and loans held for sale		67,321	[1]	27,866
Accrued interest receivable		2,364		1,969
Derivative financial instruments		2,251		1,238
Liabilities [Abstract]
Deposits with no stated maturity	[2]	0		0
Deposits with stated maturity	[2]	483,469		423,776
Other borrowings		10,371		13,448
Subordinated debentures		25,017		23,069
Accrued interest payable		911		445
Derivative financial instruments		975		619
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks		0		0
Interest bearing deposits		0		0
Interest bearing deposits - time		0		0
Trading securities		0		0
Securities available for sale		0		0
Net loans and loans held for sale		1,562,266	[1]	1,444,747
Accrued interest receivable		4,947		4,591
Derivative financial instruments		0		0
Liabilities [Abstract]
Deposits with no stated maturity	[2]	0		0
Deposits with stated maturity	[2]	0		0
Other borrowings		0		0
Subordinated debentures		0		0
Accrued interest payable		0		0
Derivative financial instruments		$ 0		$ 0

[1]	Net loans and loans held for sale at December 31, 2016 include $31.4 million of payment plan receivables and commercial loans held for sale.
[2]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $7.4 million and $11.8 million at December 31, 2016 and 2015, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $31.3 million and $38.4 million at December 31, 2016 and 2015, respectively.